VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($) tanker $ / shares	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Number of newbuilding vessels delivered | $ / shares	2
Number of vessels with BWTS | tanker	3
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Vessels and equipment, net	$ 2,605,477	$ 2,476,755
Owned vessels
Movement in Property, Plant and Equipment [Roll Forward]
Vessels and equipment, gross, beginning balance	2,808,356
Additions to vessels and equipment	12,353
Transfers from Newbuildings	166,121
Vessels and equipment, gross, ending balance	2,986,830
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(331,601)
Accumulated depreciation, ending balance	(381,353)
Vessels and equipment, net	2,605,477	$ 2,476,755
Depreciation	$ 49,752